MET INVESTORS SERIES TRUST

SUPPLEMENT DATED FEBRUARY 5, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015, AS AMENDED JULY 21, 2015, AUGUST 20, 2015,

AUGUST 28, 2015, SEPTEMBER 30, 2015 AND NOVEMBER 24, 2015

METLIFE BALANCED PLUS PORTFOLIO

Effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to MetLife Balanced Plus Portfolio (the “Portfolio”) is amended to reflect that Vineer Bhansali is no longer portfolio manager of the Portfolio. Josh Davis and Graham A. Rennison have been added as portfolio managers of the Portfolio. As of December 31, 2015, Dr. Davis and Mr. Rennison beneficially owned no equity securities of the Portfolio.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to the Portfolio, PIMCO Inflation Protected Bond Portfolio and the PIMCO Total Return Portfolio is deleted in its entirety and replaced with the following:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mihir Worah, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio	Registered Investment Companies	47	$225,297,000,000	0	N/A

	Other Pooled Investment Vehicles	35	$24,208,000,000	1	$152,000,000

	Other Accounts	64	$35,111,000,000	9	$4,309,000,000

Josh Davis, Ph.D. MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies**	9	$4,700,773,891	0	N/A

	Other Pooled Investment Vehicles**	14	$120,523,852	0	N/A

	Other Accounts**	8	$184,869,390	0	N/A

Steve A. Rodosky, MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	8	$14,114,000,000	0	N/A

	Other Pooled Investment Vehicles	2	$1,227,000,000	0	N/A

	Other Accounts	135	$47,932,000,000	5	$1,370,000,000

Graham A. Rennison, CFA, MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies**	1	$350,801,996	0	N/A

	Other Pooled Investment Vehicles**	0	N/A	0	N/A

	Other Accounts**	0	N/A	0	N/A

Scott A. Mather, PIMCO Total Return Portfolio	Registered Investment Companies	27	$204,170,000,000	0	N/A

	Other Pooled Investment Vehicles	23	$17,738,000,000	1	$406,000,000

	Other Accounts	32	$12,478,000,000	3	$1,853,000,000

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mark R, Kiesel, PIMCO Total Return Portfolio	Registered Investment Companies	28	$219,894,000,000	0	N/A

	Other Pooled Investment Vehicles	56	$56,474,000,000	10	$6,308,000,000

	Other Accounts	147	$75,279,000,000	19	$7,055,000,000

Jeremie Banet*, PIMCO Inflation Protected Bond Portfolio	Registered Investment Companies	8	$33,770,360,000	0	N/A

	Other Pooled Investment Vehicles	8	$33,770,360,000	0	N/A

	Other Accounts	8	$33,770,360,000	0	N/A

*	Other accounts managed is as of 1/31/15.
**	Other accounts managed is as of 12/31/15.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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